Document and Entity Information	Total
Document And Entity Information
Document Type	485BPOS
Document Period End Date	Sep. 30, 2018
Entity Registrant Name	LEE FINANCIAL MUTUAL FUND, INC.
Entity Central Index Key	0000837351
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 25, 2019
Document Effective Date	Feb. 01, 2019
Prospectus Date	Feb. 01, 2019